Share Capital - Summary of RSU And DSU Plan (Detail)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
RSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	757,000
Granted	705,000	961,000
Exercised	(178,750)
Cancelled	(42,000)	(204,000)
Ending balance	1,241,250	757,000
DSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	600,000
Granted	410,000	760,000
Exercised		(20,000)
Cancelled		(140,000)
Ending balance	1,010,000	600,000